Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Earnings per share
Note 22.- Earnings per share

Basic earnings per share for the year 2020 have been calculated by dividing the profit attributable to equity holders by the average number of shares outstanding.

Diluted earnings per share for the year 2020 have been calculated considering the potential issuance of 3,347,305 shares on settlement of the Green Exchangeable Notes (Note 14). Diluted earnings per share equal basic earnings per share for the years 2019 and 2018.

	For the year ended December 31,
Item	2020	2019	2018
Profit from continuing operations attributable to Atlantica	11,968	62,135	41,596
Average number of ordinary shares outstanding (thousands) - basic	101,879	101,063	100,217
Average number of ordinary shares outstanding (thousands) - diluted	103,392	101,063	100,217
Earnings per share from continuing operations (US dollar per share) - basic and diluted	0.12	0.61	0.42
Earnings per share from profit for the period (US dollar per share) - basic and diluted	0.12	0.61	0.42